Condensed Consolidated Balance Sheets Details - Schedule for Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property Plant and Equipment, Net [Line Items]
Total property and equipment	$ 39,474	$ 39,424	$ 31,195
Less accumulated depreciation	(13,121)	(12,210)	(8,976)
Property and equipment, net	26,353	27,214	22,219
Production and laboratory equipment [Member]
Schedule of Property Plant and Equipment, Net [Line Items]
Total property and equipment	7,243	7,198	7,657
Specialized Technical Equipment [Member]
Schedule of Property Plant and Equipment, Net [Line Items]
Total property and equipment	9,393	9,393	8,403
Computer equipment [Member]
Schedule of Property Plant and Equipment, Net [Line Items]
Total property and equipment	319	319	319
Computer software [Member]
Schedule of Property Plant and Equipment, Net [Line Items]
Total property and equipment	302	302	302
Leasehold improvements [Member]
Schedule of Property Plant and Equipment, Net [Line Items]
Total property and equipment	13,765	13,760	13,970
Construction in progress [Member]
Schedule of Property Plant and Equipment, Net [Line Items]
Total property and equipment	$ 8,452	$ 8,452	$ 544